Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	NOTE 9. SUBSEQUENT EVENTS Subsequent events have been evaluated through the date the financial statements were issued and all necessary disclosures have been included.